Derivative Liabilities	12 Months Ended
Mar. 31, 2014
Derivative Liabilities [Abstract]
Derivative Liabilities
Note 9. Derivative Liabilities

In accordance with applicable accounting guidance, certain of the Company’s outstanding warrants to purchase shares of common stock were treated as derivatives because these instruments had reset or ratchet provisions in the event the Company raises additional capital at a lower price, among other adjustments. As such, the fair value of these common stock purchase warrants were treated as derivative liabilities since their date of issuance or modification. Changes in fair value were recorded as non-operating, non-cash income or expense at each reporting date. If the fair value of the derivatives is higher at the subsequent balance sheet date, the Company will record a non-operating, non-cash charge. If the fair value of the derivatives is lower at the subsequent balance sheet date, the Company will record non-operating, non-cash income. As of March 31, 2014 and 2013, the Company had derivative warrant liabilities with fair values of $0 and $20,848, respectively. The derivative warrants expire in April 2014.

During the year ended March 31, 2014 and 2013, the Company recognized aggregate gains of $20,848 and $16,486, respectively, due to the change in fair value of its derivative instruments.

The Company’s common stock purchase warrants do not trade in an active securities market, and as such, the Company estimated the fair value of these warrants using Black-Scholes using the following assumptions:

March 31,
	2014	2013
Expected life (years)	0.01 to 0.81	1.01 to 1.81
Risk-free interest rate	0.03% - 0.15%	0.14%-0.33%
Volatility	70% - 144%	129% - 158%
Dividend yield	—	—

Historical volatility was computed using daily pricing observations for recent periods that correspond to the remaining term of the warrants, which had an original term of five years from the date of issuance. The expected life is based on the remaining term of the warrants. The risk-free interest rate is based on U.S. Treasury securities with a maturity corresponding to the remaining term of the warrants.